Financial instruments and financial risk factors - Summary of credit risk profile of financial assets (Details) - Financial assets which are subject to review for impairment under IFRS 9	Dec. 31, 2020	Dec. 31, 2019
AAA to AA-
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	11.00%	16.00%
A+ to A-
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	59.00%	51.00%
BBB+ to BBB-
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	8.00%	13.00%
BB+ to BB-
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	6.00%	7.00%
B+ to B-
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	13.00%	11.00%
CCC+ and below
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	3.00%	2.00%